Financial instruments risk (Tables)	12 Months Ended
Jun. 30, 2024
Financial Instruments Risk
Summary of financial assets and liabilities

Foreign currency denominated financial assets and liabilities which expose the Company to currency risk are disclosed below.

	USD	Other
30 June 2024
Financial assets	427,693	782,688
Financial liabilities	(238,990)	(1,617,691)
Total exposure	188,703	(835,003)

30 June 2023
Financial assets	3,013,159	1,519,966
Financial liabilities	(980,270)	(2,246,647)
Total exposure	2,032,889	(726,681)

Summary of profit and equity changes of foreign exchange rates

If the AUD had strengthened against the USD by 10% (2023: 10%) then this would have had the following impact:

Profit and equity for the year	A$
30 June 2024	(850,400)
30 June 2023	(952,682)

If the AUD had weakened against the USD by 10% (2022: 10%) then this would have had the following impact:

Profit and equity for the year	A$
30 June 2024	(814,006)
30 June 2023	(478,018)

Summary of interest rate risk profile of consolidated entity interest bearing financial instruments

At the reporting date, the interest rate risk profile of the consolidated entity’s interest-bearing financial instruments was as follows:

		Fixed Interest maturing in:					Weighted
2024	Floating interest rate	1 year or less	Over 1 to 5 years	More than 5 years	Non-Interest bearing	Total	average interest rate
Financial assets
Cash and cash equivalents	-	40,000	-	-	235,875	275,875	1.13%
Trade and other receivables	-	-	-	-	904,564	904,564
Term deposits	-	29,942	-	-	-	29,942	4.33%
	-	69,942	-	-	1,140,439	1,210,381
Financial liabilities
Trade and other payables	-	-	-	-	1,252,503	1,252,503
Lease liabilities	-	-	-	-	332,578	332,578
Borrowings	-	-	-	-	271,600	271,600
	-	-	-	-	1,856,681	1,856,681

		Fixed Interest maturing in:					Weighted
2023	Floating interest rate	1 year or less	Over 1 to 5 years	More than 5 years	Non-Interest bearing	Total	average interest rate
Financial assets
Cash and cash equivalents	-	-	-	-	3,174,700	3,174,700
Trade and other receivables	-	-	-	-	1,288,513	1,288,513
Term deposits	-	69,942	-	-	-	69,942	1.04%
	-	69,942	-	-	4,463,213	4,533,155
Financial liabilities
Trade and other payables	-	-	-	-	2,507,573	2,507,573
Lease liabilities	-	-	-	-	417,744	417,744
Borrowings	-	-	-	-	301,600	301,600
	-	-	-	-	3,226,917	3,226,917

Summary of profit and equity changes of interest rates

If interest rates had increased by 1% then this would have had the following impact:

Profit and equity for the year	A$
30 June 2024	2,449
30 June 2023	1,426

If interest rates had decreased by 1% then this would have had the following impact:

Profit and equity for the year	A$
30 June 2024	1,050
30 June 2023	27

Schedule of contractual maturity analysis of financial instruments

The contractual maturity analysis of the Company’s financial instruments is noted below:

30 June 2024	3 months or less A$	Over 3 to 12 months A$	Total A$
Financial assets:
Cash and cash equivalents	275,875	-	275,875
Trade and other receivables	904,564	-	904,564
Term deposits	-	29,942	29,942
	1,180,439	29,942	1,210,381
Financial liabilities:
Trade and other payables	(1,267,496)	-	(1,267,496)
Lease liabilities	(31,234)	(301,344)	(332,578)
Borrowings	(271,600)	-	(271,600)
	(1,570,330)	(301,344)	(1,871,674)

30 June 2023	3 months or less A$	Over 3 to 12 months A$	Total A$
Financial assets:
Cash and cash equivalents	3,174,700	-	3,174,700
Trade and other receivables	1,288,513	-	1,288,513
Term deposits	-	69,942	69,942
	4,463,213	69,942	4,533,155
Financial liabilities:
Trade and other payables	(2,507,573)	-	(2,507,573)
Lease liabilities	(11,177)	(406,567)	(417,744)
Borrowings	(301,600)	-	(301,600)
	(2,820,350)	(406,567)	(3,226,917)